Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020
Deferred tax assets
Discount on provision for losses and loss adjustment expenses	$ 557		$ 392
Unearned premiums	7,345		5,238
Accrued professional fees	5		7
Unrealized foreign currency gain	70		97
Excess tax basis	168,014	$ 167,400	0
Foreign NOL carryforward	6,492		4,771
Other	315		0
Gross deferred tax asset	182,798		10,505
Less: valuation allowance	(174,821)		(4,771)
Total net deferred tax assets	7,977		5,734
Deferred tax liabilities
Deferred acquisition costs	(17,122)		(12,300)
Excise tax accrual	(1,279)		(820)
Unrealized foreign currency gain	(70)		(98)
Unrealized investment gain	(16)		(15)
Total deferred tax liabilities	(18,487)		(13,233)
Net deferred tax liability	$ (10,510)		$ (7,499)